Perpetual Securities	12 Months Ended
Dec. 31, 2025
Perpetual Securities [Abstract]
PERPETUAL SECURITIES
25.	PERPETUAL SECURITIES

On May 14, 2020, the Company issued US$200,000,000 and SGD50,000,000 of perpetual securities at initial distribution rate of 7.25% p.a. (the “Perpetual Securities I”) and 4.5% p.a. (the “Perpetual Securities II”) which are listed on Hong Kong Stock Exchange and Singapore Stock Exchange respectively (collectively the “Perpetual Securities”). Of which, US$38,920,000 of Perpetual Securities I and SGD14,740,000 of Perpetual Securities II were issued in settlement for the redemption of Perpetual Securities issued by the immediate holding company in 2017.

The direct transaction costs attributable to the Perpetual Securities I and Perpetual Securities II in aggregate amounted to US$575. Distributions of the Perpetual Securities I and Perpetual Securities II may be paid semi-annually in arrears on May 14 and November 14 in each year and may be deferred at the discretion of the Company unless a compulsory distribution payment event (including distributions to ordinary shareholders of the Company) has occurred. Following a deferral, arrears of distributions are cumulative.

The Perpetual Securities I are unsecured, have no fixed maturity date and are callable at the Company’s option in whole on May 14, 2023 (“First Reset Date”) or any Distribution Payment Date falling after the First Reset Date at their principal amounts together with any accrued, unpaid or deferred distributions. The applicable distribution rate will reset, on First Reset Date and every three years after the First Reset Date, to the sum of the initial spread of 7.011% p.a., the Treasury Rate and a step-up margin of 5.00% p.a..

The Perpetual Securities II are unsecured, have no fixed maturity date and are callable at the Company’s option in whole on May 14, 2025, which is five years after the issue date or any Distribution Payment Date thereafter at their principal amounts together with any accrued, unpaid or deferred distributions.

On October 27, 2021, the Group has early redeemed principal amount of SGD11,188,000 (equivalent to US$8,373) of Perpetual Securities II at the redemption price equal to 75%.

In May 2023, the Company reached the agreement with the holders of Perpetual Securities I that the distribution rate is adjusted from 7.25% p.a. to 1.5% p.a. and the distribution payable in May 2023 was agreed to be waived by the holders of Perpetual Securities I.

The Perpetual Securities are included in equity in the Group’s consolidated financial statements as the Group does not have a contractual obligation to deliver cash or other financial assets arising from the issue of the Perpetual Securities. For the year ended December 31, 2023, 2024 and 2025, the profit attributable to holders of Perpetual Securities based on the applicable distribution rate, was US$8,558, US$4,312 and US$2,158, respectively, where any distribution could be deferred at the discretion of the Company unless a compulsory distribution payment event (including distributions to ordinary shareholders of the Company) has occurred. The Company distributed US$2,796, US$4,305 and US$2,171 to the holders of perpetual securities during the year ended December 31, 2023, 2024 and 2025, respectively.

In January 2025, the Company reached agreement with the holders of Perpetual Securities I that the distribution rate is reduced from 1.5% p.a. to 0.25% p.a. In September 2025, the Group has early redeemed principal amount of SGD38,812,000 (equivalent to US$27,673) of Perpetual Securities II at the redemption price equal to approximately 75%. Upon the completion of the early redemption pf the Perpetual Securities II, the Company cancelled the entire Perpetual Securities II.